Share Capital and Additional Paid in Capital Authorized - Summary of Stock Options Outstanding and Exercisable (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, Outstanding	313,334	470,668	470,668	820,668
Stock options, Exercisable	313,334	470,668	470,668	820,668
Exercise Price One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, Outstanding	313,334	420,668	420,668	150,000
Stock options, Exercisable	313,334	420,668	420,668	150,000
Stock options outstanding, Exercise Price	$ 0.25	$ 0.25
Stock options exercisable, Exercise Price			$ 0.25	$ 0.47
Stock options outstanding, Remaining life (years)	1 year 2 months 23 days	2 years 2 months 23 days
Stock options exercisable, Remaining life (years)			1 year 5 months 23 days	5 months 26 days
Expiry Date	Jun. 23, 2025	Jun. 23, 2025	Jun. 23, 2025	Jun. 29, 2023
Exercise Price Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, Outstanding		50,000	50,000	100,000
Stock options, Exercisable		50,000	50,000	100,000
Stock options outstanding, Exercise Price		$ 0.62
Stock options exercisable, Exercise Price			$ 0.62	$ 0.25
Stock options outstanding, Remaining life (years)		2 years 5 months 23 days
Stock options exercisable, Remaining life (years)			1 year 8 months 23 days	7 months 2 days
Expiry Date		Sep. 23, 2025	Sep. 23, 2025	Mar. 08, 2023
Exercise Price Three
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, Outstanding				100,000
Stock options, Exercisable				100,000
Stock options exercisable, Exercise Price				$ 0.25
Stock options exercisable, Remaining life (years)				1 month 9 days
Expiry Date				Feb. 09, 2023
Exercise Price Four
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, Outstanding				420,668
Stock options, Exercisable				420,668
Stock options exercisable, Exercise Price				$ 0.25
Stock options exercisable, Remaining life (years)				2 years 5 months 23 days
Expiry Date				Jun. 23, 2025
Exercise Price Five
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, Outstanding				50,000
Stock options, Exercisable				50,000
Stock options exercisable, Exercise Price				$ 0.62
Stock options exercisable, Remaining life (years)				2 years 8 months 23 days
Expiry Date				Sep. 23, 2025